CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION
Restricted cash (in dollars)	$ 17,272,542	$ 30,299,187
Investments in Non-Consolidated LLC cost (in dollars)	$ 157,905,014	$ 0
General Partner, Units	3,211,292	2,935,456
Limited Partners, Units	350,651,611	314,444,048